Other Provisions - Retirement Benefit Obligation - Disclosure of Unfunded Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 01, 2024
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 0	R 290	R 264
Remeasurement of liability	56	0
Payment for the transfer of post-retirement medical benefit liability	(350)	0	R 0
RMA Life Assurance Company Limited
Disclosure of defined benefit plans [line items]
Retirement benefit obligation				R 294
Payment for the transfer of post-retirement medical benefit liability	(350)	0
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Contributions paid	(2)	(16)
Other expenses included in staff costs/current service cost	0	3
Finance costs	6	35
Net actuarial loss recognised in other comprehensive income during the year	0	4
Current employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	0	101
Retired employees
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	R 0	R 189